Operating Segments - Additional Information (Details)			6 Months Ended		12 Months Ended
	Jul. 27, 2021 Segment	Mar. 06, 2021 Segment	Jun. 26, 2021 Segment	Jun. 26, 2021 Repoting	Dec. 26, 2020 Segment	Dec. 28, 2019	Dec. 29, 2018
Segment Reporting Information [Line Items]
Number of operating segments			2		2
Number of reportable segments	1	1	1	1	2
Revenue Benchmark [Member] | Largest Customer [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage					13.00%	13.00%	13.00%
Revenue Benchmark [Member] | Largest Customer Parent Company [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage					5.00%	2.00%	1.00%
Accounts Receivable [Member] | Largest Customer [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage					47.00%	23.00%
Accounts Receivable [Member] | Largest Customer Parent Company [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage					2.00%	10.00%